Development Cost (Details) - Schedule of Development Cost - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Development Cost (Details) - Schedule of Development Cost [Line Items]
Gross development cost	$ 218	$ 216	$ 1,223	$ 216
Miscellaneous development cost					$ 6,597
Total					23,925
Project 1 [Member]
Development Cost (Details) - Schedule of Development Cost [Line Items]
Gross development cost					11,896
Project 2 [Member]
Development Cost (Details) - Schedule of Development Cost [Line Items]
Gross development cost					4,425
Project 3 [Member]
Development Cost (Details) - Schedule of Development Cost [Line Items]
Gross development cost					$ 1,007